Business transactions (Narrative) (Details)					1 Months Ended			12 Months Ended
	Jul. 15, 2020 USD ($)	Jan. 16, 2020 USD ($) item	Nov. 18, 2018 installment item	Nov. 02, 2018 USD ($)	Feb. 28, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) item	Nov. 22, 2020 USD ($)	Jul. 31, 2020 USD ($)	Nov. 30, 2018 USD ($)	Nov. 28, 2018 USD ($)	Mar. 27, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Revenue								$ 42,855,000
Net loss								$ 5,523,000
Percentage of voting equity interests acquired		100.00%						100.00%
LG International Corp [Member]
Disclosure of detailed information about business combination [line items]
First Contingent Payment, Amount								$ 5,000,000
Contingent consideration arrangements and indemnification assets recognised as of acquisition date												$ 81,000,000
Additional Contingent Payments, Number | item			3
Contingent Consideration Installments, Number | installment			2
Consideration installment						$ 11,500,000	$ 15,000,000
Number of contingent payments | item								2
Amerisur Resources Limited [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value								$ 314,163,000
Cash transferred								314,163,000
Manati Block [Member]
Disclosure of detailed information about business combination [line items]
Percent of Ownership Interest Sold									10.00%
Total Consideration Receivable								$ 27,787,000	$ 144,400,000
Fixed Consideration Receivable									124,400,000
Earn Out Consideration Receivable									$ 20,000,000
Morona Block [Member]
Disclosure of detailed information about business combination [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 33,976,000
Write Down of Value Added Tax Credit	6,017,000
Deferred tax expense arising from write-down or reversal of write-down of deferred tax asset	8,353,000
Provision for Environmental Obligations	$ 1,886,000
REC-T-128 [Member]
Disclosure of detailed information about business combination [line items]
Percent of Ownership Interest Sold										70.00%
Total Consideration Receivable										$ 1,100,000
Fixed Consideration Receivable										$ 710,000
La Cuerva and Yamu blocks [Member]
Disclosure of detailed information about business combination [line items]
Adjustment For Working Capital				$ 1,934,000
Disposal Group Classified As Held For Sale Advance Payments received											$ 9,000,000
Disposal Group Classified As Held For Sale Contingent Asset Subject To Condition				2,000,000
Disposal Group Classified As Held For Sale Acquisition Date Total Consideration Recognised				$ 18,000,000
Later than one year [member] | LG International Corp [Member]
Disclosure of detailed information about business combination [line items]
Contingent Payment For Mile Stone												5,000,000
Contingent Consideration Installment Amount												15,000,000
Later than one year and not later than two years [member] | LG International Corp [Member]
Disclosure of detailed information about business combination [line items]
Contingent Payment For Mile Stone												5,000,000
Contingent Consideration Installment Amount												15,000,000
2022 | LG International Corp [Member]
Disclosure of detailed information about business combination [line items]
Contingent Payment For Mile Stone												$ 5,000,000
Los Parlamentos Exploratory Block [Member] | La Cuerva and Yamu blocks [Member]
Disclosure of detailed information about business combination [line items]
Disposal Group Classified As Held For Sale Percentage Of Working Interest sold				100
Acquisition [member] | LG International Corp [Member]
Disclosure of detailed information about business combination [line items]
Consideration installment					$ 3,500,000
Acquisition [member] | Amerisur Resources Limited [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 314,163,077
Acquisition [member] | Amerisur Resources Limited [Member] | Colombia [Member]
Disclosure of detailed information about business combination [line items]
Number of Exploration Blocks | item		13
Acquisition [member] | Putumayo Basin Block [Member] | Amerisur Resources Limited [Member]
Disclosure of detailed information about business combination [line items]
Number of Exploration Blocks | item		12
Acquisition [member] | Llanos Basin [Member] | Amerisur Resources Limited [Member]
Disclosure of detailed information about business combination [line items]
Number of Exploration Blocks | item		1
Aguada Baguales El Porvenir And Puesto Touquet Blocks [Member]
Disclosure of detailed information about business combination [line items]
Adjustment For Working Capital													$ 3,150,000
Percentage of voting equity interests acquired													100.00%
Consideration transferred, acquisition-date fair value													$ 52,000,000